Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2013, leases with a total base residual value of $2,591,232.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	March	$812,610,858.54
	April	$798,839,178.98	$14,778,009.23	5.98%	$2,965,304.10	0.47%
	May	$784,331,475.64	$14,674,746.65	5.94%	$3,749,516.35	0.60%
	June	$768,765,281.92	$14,536,435.51	5.89%	$4,874,959.28	0.77%
	July	$752,118,103.68	$14,371,803.00	5.82%	$6,043,984.15	0.96%
	August	$732,449,929.42	$14,132,641.27	5.72%	$9,222,501.19	1.47%
	September	$707,053,146.74	$13,780,949.19	5.58%	$15,206,193.55	2.42%
	October	$690,507,270.75	$13,625,289.99	5.52%	$6,386,268.10	1.02%
	November	$675,754,219.62	$13,499,891.20	5.47%	$4,637,422.75	0.74%
	December	$660,724,997.86	$13,370,089.32	5.41%	$4,971,115.06	0.79%
2014-	January	$619,459,433.20	$12,661,551.68	5.13%	$31,842,055.38	5.06%
	February	$561,631,711.86	$11,563,081.38	4.68%	$49,300,578.45	7.84%
	March	$501,110,221.90	$10,387,056.96	4.21%	$52,887,103.98	8.41%
	April	$460,246,641.72	$9,614,737.50	3.89%	$33,705,046.08	5.36%
	May	$418,743,168.54	$8,830,313.44	3.58%	$34,928,833.31	5.55%
	June	$379,018,484.58	$8,075,481.60	3.27%	$33,701,318.99	5.36%
	July	$342,231,711.32	$7,365,224.25	2.98%	$31,279,013.15	4.97%
	August	$317,357,481.13	$6,889,386.99	2.79%	$19,661,876.47	3.13%
	September	$293,173,544.05	$6,426,179.64	2.60%	$19,313,030.35	3.07%
	October	$273,630,398.06	$6,060,266.36	2.45%	$14,919,548.43	2.37%
	November	$256,177,273.18	$5,729,435.07	2.32%	$13,064,625.20	2.08%
	December	$239,550,351.91	$5,419,534.19	2.19%	$12,462,867.50	1.98%
2015-	January	$217,127,534.45	$4,970,406.61	2.01%	$18,626,351.10	2.96%
	February	$188,058,344.58	$4,349,626.62	1.76%	$25,783,583.50	4.10%
	March	$159,161,836.22	$3,724,298.10	1.51%	$26,093,871.85	4.15%
	April	$130,835,475.93	$3,096,547.80	1.25%	$26,009,935.70	4.13%
	May	$94,963,018.37	$2,280,050.10	0.92%	$34,233,666.06	5.44%
	June	$58,486,386.27	$1,424,252.33	0.58%	$35,518,159.88	5.65%
	July	$25,868,749.34	$674,940.27	0.27%	$32,229,381.28	5.12%
	August	$17,361,148.65	$458,069.54	0.19%	$8,176,448.05	1.30%
	September	$8,024,230.68	$208,280.14	0.08%	$9,213,758.30	1.46%
	October	$237,292.25	$6,236.11	0.00%	$7,819,980.45	1.24%
	November	$77,487.04	$2,284.13	0.00%	$158,709.00	0.03%
	December	$75,610.70	$2,284.13	0.00%	$0.00	0.00%
	January	$54,526.87	$1,396.37	0.00%	$20,085.00	0.00%
	February	$53,396.32	$1,396.37	0.00%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.00%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.00%
	May	$—	$—	0.00%	$30,287.00	0.00%

Total			$246,994,266.37	100.00%	$629,059,056.99	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$876,053,323.36

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2013	CUV	17	16.50%	$4,431	10.98%	23.53%
	Car	27	27.00%	$1,782	5.22%	11.35%
	SUV	9	15.52%	$3,916	12.02%	26.70%
	Truck	2	5.26%	$8,753	17.94%	36.72%
	Total/Average	55	18.39%	$3,203	8.81%	19.08%
Febuary 2013	CUV	29	22.31%	$5,495	13.12%	29.55%
	Car	36	34.95%	$1,666	5.34%	11.16%
	SUV	15	23.08%	$3,574	11.36%	25.46%
	Total/Average	80	23.95%	$3,412	9.72%	21.20%
March 2013	CUV	35	26.72%	$4,610	11.54%	25.11%
	Car	49	39.20%	$1,181	4.17%	8.29%
	SUV	22	28.21%	$5,711	14.95%	36.44%
	Truck	5	9.09%	$6,958	17.03%	33.01%
	Total/Average	111	28.53%	$3,420	9.91%	21.20%